RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2020	Dec. 31, 2023	Feb. 28, 2023
Related Party Transaction [Line Items]
Other current assets	$ 57,270,000			$ 47,812,000
Guarantee issued in respect of subsidiary performance under bunker supply agreement	19,593,000	$ 16,953,000
Performance guarantee of subsidiaries under a bunker supply arrangement | Trafigura
Related Party Transaction [Line Items]
Maximum liability under guarantee	4,000,000
Amount payable under guarantee	0
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Other current assets					$ 900,000
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Subordinated shareholder loan, term			5 years
Variable interest rate (percent)			7.00%
TFG Marine Pte Ltd ("TFG Marine") | Bunker procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 69,100,000	$ 72,500,000
TFG Marine Pte Ltd ("TFG Marine") | Guarantee of bunker supply agreement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement			$ 30,000,000